Derivatives Instruments Narrative (Details) - Balance Sheet Location [Domain] - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 11, 2014	Mar. 31, 2015	Dec. 31, 2014	Jan. 01, 2011
Predecessor
Derivative [Line Items]
Gain (loss) recognized in OCI				$ 100
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Providência Contracts [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	$ 0
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Providência Contracts [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Gain on Derivative Instruments, Pretax	$ 18,900
Minimum [Member] | Other Contract [Member] | Not Designated as Hedging Instrument [Member] | Providência Contracts [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Derivative, Term of Contract		1 year	1 year
Maximum [Member] | Other Contract [Member] | Not Designated as Hedging Instrument [Member] | Providência Contracts [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Derivative, Term of Contract		5 years	5 years